Inventory, Net (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials	$ 6,601,010	$ 7,011,718
Work-in-progress	1,859,907	1,387,111
Finished goods	15,489,159	14,047,720
Less: inventory valuation allowance	(170,405)	(171,936)
Total inventory	$ 23,779,671	$ 22,274,613